Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Share Repurchases

The following share repurchase programs have been authorized by the Board:

In billions		Remaining as of
Authorization Date	Authorized	December 31, 2018
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$13.9
December 15, 2014 (“2014 Repurchase Program”)	10.0	—

The share Repurchase Programs, each of which was effective immediately, permit the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase (“ASR”) transactions, and/or other derivative transactions. The 2014 Repurchase Program was completed during the second quarter of 2017. The 2016 Repurchase Program can be modified or terminated by the Board at any time.

2018 Activity
During the year ended December 31, 2018, the Company did not repurchase any shares of common stock pursuant to the 2016 Repurchase Program.

2017 Activity
Pursuant to the authorization under the 2014 Repurchase Program, in August 2016, the Company entered into two fixed dollar ASRs with Barclays Bank PLC (“Barclays”) for a total of $3.6 billion. Upon payment of the $3.6 billion purchase price in January 2017, the Company received a number of shares of its common stock equal to 80% of the $3.6 billion notional amount of the ASRs or approximately 36.1 million shares, which were placed into treasury stock in January 2017. The ASRs were accounted for as an initial treasury stock transaction for $2.9 billion and a forward contract for $0.7 billion. In April 2017, the Company received an additional 9.9 million shares of common stock, representing the remaining 20% of the $3.6 billion notional amount of the ASRs, thereby concluding the ASRs. The additional 9.9 million shares of common stock delivered to the Company by Barclays were placed into treasury stock and the forward contract was reclassified from capital surplus to treasury stock in April 2017.

During the year ended December 31, 2017, the Company repurchased an aggregate of 55.4 million shares of common stock for approximately $4.4 billion under the 2014 and 2016 Repurchase Programs.

2016 Activity
Pursuant to the authorization under the 2014 Repurchase Program, in December 2015, the Company entered into a $725 million fixed dollar ASR with Barclays. Upon payment of the $725 million purchase price in December 2015, the Company received a number of shares of its common stock equal to 80% of the $725 million notional amount of the ASR or approximately 6.2 million shares, which were placed into treasury stock in December 2015. The ASR was accounted for as an initial treasury stock transaction for $580 million and a forward contract for $145 million. The forward contract was classified as an equity instrument and was recorded within capital surplus on the consolidated balance sheet. In January 2016, the Company received an additional 1.4 million shares of common stock, representing the remaining 20% of the $725 million notional amount of the ASR, thereby concluding the ASR. The additional 1.4 million shares of common stock delivered to the Company by Barclays were placed into treasury stock and the forward contract was reclassified from capital surplus to treasury stock in January 2016.

During the year ended December 31, 2016, the Company repurchased an aggregate of 47.5 million shares of common stock for approximately $4.5 billion under the 2014 Repurchase Program.

Dividends

The quarterly cash dividend declared by the Board was $0.50 per share in 2018 and 2017. CVS Health has paid cash dividends every quarter since becoming a public company. Future dividend payments will depend on the Company’s earnings, capital requirements, financial condition and other factors considered relevant by the Board.

Regulatory Requirements

On November 28, 2018, the Company completed the Aetna Acquisition. Aetna’s insurance business operations are conducted through subsidiaries that principally consist of HMOs and insurance companies. The Company’s HMO and insurance subsidiaries report their financial statements in accordance with accounting practices prescribed by state regulatory authorities which may differ from GAAP.

The combined statutory net income for the year ended December 31, 2018 (which includes Aetna and its subsidiaries from November 28, 2018 to December 2018) was not material. The estimated combined statutory capital and surplus at December 31, 2018 of the Company’s insurance and HMO subsidiaries was approximately $10.1 billion. From November 28, 2018 to December 31, 2018, the Company’s insurance and HMO subsidiaries paid $909 million of gross dividends to the Company.

In addition to general state law restrictions on payments of dividends and other distributions to shareholders applicable to all corporations, HMOs and insurance companies are subject to further regulations that, among other things, may require those companies to maintain certain levels of equity and restrict the amount of dividends and other distributions that may be paid to their equity holders. In addition, in connection with the Aetna Acquisition, the Company made certain undertakings that require prior regulatory approval of dividends by certain of its HMOs and insurance companies. At December 31, 2018, these amounts were as follows:

In millions
Estimated minimum statutory surplus required by regulators	$4,991
Investments on deposit with regulatory bodies	630
Estimated maximum dividend distributions permitted in 2019 without prior regulatory approval	480

Noncontrolling Interests

At December 31, 2018, noncontrolling interests were $318 million primarily related to third party interests in the Company’s operating entities. The noncontrolling entities’ share is included in total shareholders’ equity.